Note E - Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 15,435	$ 23,839